TAX EXPENSE - Schedule of Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (972)	£ (1,265)	£ (81)
Deferred tax (expense) credit	(328)	682	218
Tax (expense) credit	(1,300)	(583)	137
UK corporation tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,050)	(1,349)	(423)
Adjustments in respect of prior years	110	83	336
Current tax expense	(940)	(1,266)	(87)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(20)	(21)	(18)
Adjustments in respect of prior years	(12)	22	24
Current tax expense	(32)	1	6
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	170	(169)	(290)
Current year	£ (498)	£ 851	£ 508